COMMITMENTS AND CONTINGENT LIABILITIES (Asset Retirement Obligations) (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) wells brinesandwells manufacturingsites countries	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Number of Manufacturing Sites | manufacturingsites	113
Number of Countries With Manufacturing Sites | countries	31
Conditional Asset Retirement Obligations Carrying Value	$ 22	$ 19
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at Jan 1	100	104
Additional accruals	9	2
Liabilities settled	(3)	(6)
Accretion expense	3	5
Revisions in estimated cash flows	0	(9)
Other	0	4
Balance at Dec 31	$ 109	$ 100
Asset retirement obligation discount rate	3.54%	2.04%
Number of underground storage wells without conditional asset retirement obligation | wells	37
Number of underground brine, mining and other wells without conditional asset retirement obligation | brinesandwells	128